NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Schedule of Reclassifications) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total Revenues	$ 4,022,238	$ 1,740,457	$ 9,078,696	$ 4,543,879	$ 8,259,917	$ 8,039,448
Total Cost of Revenues	2,922,686	1,668,796	6,474,464	4,239,006	10,819,087	7,803,612
GROSS MARGIN	1,099,552	71,661	2,604,232	304,873	(2,559,170)	235,836
Research and development	329,424	332,469	1,296,480	1,163,341	251,563	102,219
Administration	2,342,089	1,823,865	6,255,926	5,333,921
Total Operating Expenses	2,968,570	2,518,154	8,509,343	7,522,134	4,897,781	6,870,264
LOSS FROM OPERATIONS	(1,869,018)	(2,446,493)	(5,905,111)	(7,217,261)	(7,456,951)	(6,634,428)
Product [Member]
Product Information [Line Items]
Total Revenues	2,709,899	1,153,150	6,273,213	2,743,849	5,871,666	5,964,801
Total Cost of Revenues	2,176,761	1,363,127	5,016,551	3,162,866	7,151,276	5,642,880
Service, Other [Member]
Product Information [Line Items]
Total Revenues	1,312,339	587,307	2,805,483	1,800,030	2,388,251	2,074,647
Total Cost of Revenues	$ 745,925	305,669	$ 1,457,913	1,076,140	1,369,985	1,139,357
Overhead [Member]
Product Information [Line Items]
Total Cost of Revenues					$ 2,297,826	1,021,375
Previously Reported [Member]
Product Information [Line Items]
Total Revenues		1,740,457		4,543,879		8,039,448
Total Cost of Revenues		2,804,773		7,721,155		5,253,055
GROSS MARGIN		(1,064,316)		(3,177,276)		2,786,393
Sales and marketing		361,820		1,024,872		717,809
Engineering						1,358,925
Research and development		57,000		197,164		1,022,188
Administration		963,357		2,817,949		5,011,913
AI technologies						1,309,986
Total Operating Expenses		1,382,177		4,039,985		9,420,821
LOSS FROM OPERATIONS		(2,446,493)		(7,217,261)		(6,634,428)
Previously Reported [Member] | Product [Member]
Product Information [Line Items]
Total Revenues		1,153,150		2,743,849		4,956,130
Total Cost of Revenues		1,869,812		4,979,667		3,665,493
Previously Reported [Member] | Technology Service [Member]
Product Information [Line Items]
Total Revenues						1,801,043
Total Cost of Revenues						1,109,741
Previously Reported [Member] | Service, Other [Member]
Product Information [Line Items]
Total Revenues		587,307		1,800,030		273,604
Total Cost of Revenues		277,054		986,757		117,004
Previously Reported [Member] | A I Technologies [Member]
Product Information [Line Items]
Total Revenues						1,008,671
Total Cost of Revenues						360,817
Previously Reported [Member] | Overhead [Member]
Product Information [Line Items]
Total Cost of Revenues		657,907		1,754,731
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues		1,740,457		4,543,879		8,039,448
Total Cost of Revenues		1,668,796		4,239,006		7,803,612
GROSS MARGIN		71,661		304,873		235,836
Sales and marketing		361,820		1,024,872		717,809
Research and development		332,469		1,163,341		102,219
Administration		1,823,865		5,333,921		6,050,236
Total Operating Expenses		2,518,154		7,522,134		6,870,264
LOSS FROM OPERATIONS		(2,446,493)		(7,217,261)		(6,634,428)
Revision of Prior Period, Adjustment [Member] | Product [Member]
Product Information [Line Items]
Total Revenues		1,153,150		2,743,849		5,964,801
Total Cost of Revenues		1,363,127		3,162,866		5,642,880
Revision of Prior Period, Adjustment [Member] | Technology Service [Member]
Product Information [Line Items]
Total Revenues						2,074,647
Revision of Prior Period, Adjustment [Member] | Service, Other [Member]
Product Information [Line Items]
Total Revenues		587,307		1,800,030
Total Cost of Revenues		$ 305,669		$ 1,076,140		1,139,357
Revision of Prior Period, Adjustment [Member] | Overhead [Member]
Product Information [Line Items]
Total Cost of Revenues						$ 1,021,375